UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

Huey P. Falgout Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2022 to August 31, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
August 31, 2022
Voya Emerging Markets High Dividend Equity Fund
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value*	$116,720,222
Short-term investments at fair value†	837,000
Cash	309,655
Cash pledged as collateral for OTC derivatives (Note 2)	350,000
Foreign currencies at value‡	203,195
Receivables:
Dividends	401,485
Foreign tax reclaims	4,330
Prepaid expenses	1,317
Reimbursement due from Investment Adviser	4,597
Other assets	5,681
Total assets	118,837,482
LIABILITIES:
Payable for investment securities purchased	294,042
Payable for investment management fees	116,134
Payable to trustees under the deferred compensation plan (Note 6)	5,681
Payable for trustee fees	638
Payable for foreign capital gains tax	301,896
Other accrued expenses and liabilities	172,076
Written options, at fair value^	150,869
Total liabilities	1,041,336
NET ASSETS	$117,796,146
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$203,758,527
Total distributable loss	(85,962,381)
NET ASSETS	$117,796,146
* Cost of investments in securities	$123,975,724
† Cost of short-term investments	$837,000
‡ Cost of foreign currencies	$203,583
^ Premiums received on written options	$545,285
Net assets	$117,796,146
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	18,649,430
Net asset value	$6.32
See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,562,098
Total investment income	3,562,098
EXPENSES:
Investment management fees	739,702
Transfer agent fees	6,356
Shareholder reporting expense	22,095
Professional fees	33,630
Custody and accounting expense	84,694
Trustee fees	3,190
Miscellaneous expense	16,739
Total expenses	906,406
Waived and reimbursed fees	(4,598)
Net expenses	901,808
Net investment income	2,660,290
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,060,548)
Foreign currency related transactions	(93,713)
Written options	3,445,307
Net realized gain	2,291,046
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(21,999,425)
Foreign currency related transactions	(7,765)
Written options	(179,134)
Net change in unrealized appreciation (depreciation)	(22,186,324)
Net realized and unrealized loss	(19,895,278)
Decrease in net assets resulting from operations	$(17,234,988)
* Foreign taxes withheld	$369,080
^ Foreign capital gains taxes withheld	$129,386
# Change in foreign capital gains taxes accrued	$322,863
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
FROM OPERATIONS:
Net investment income	$2,660,290	$2,618,045
Net realized gain	2,291,046	19,023,988
Net change in unrealized appreciation (depreciation)	(22,186,324)	(25,310,711)
Decrease in net assets resulting from operations	(17,234,988)	(3,668,678)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(2,328,847)	(2,150,600)
Return of capital	(4,453,396)	(11,557,688)
Total distributions	(6,782,243)	(13,708,288)
FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased	(2,373,461)	—
Net decrease in net assets resulting from capital share transactions	(2,373,461)	—
Net decrease in net assets	(26,390,692)	(17,376,966)
NET ASSETS:
Beginning of year or period	144,186,838	161,563,804
End of year or period	$117,796,146	$144,186,838

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
	Per Share Operating Performance												Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions									Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income gain (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period (000’s)	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3)(4)	Net investment income (loss)(3)(4)	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-22+	7.57	0.14•	(1.03)	(0.89)	0.12	—	0.24	0.36	—	6.32	5.57	(11.38)	(15.02)	117,796	1.41	1.40	4.14	32
02-28-22	8.49	0.14•	(0.34)	(0.20)	0.11	—	0.61	0.72	—	7.57	6.96	(2.15)	(3.93)	144,187	1.35	1.35	1.68	66
02-28-21	7.61	0.11•	1.49	1.60	0.09	—	0.63	0.72	—	8.49	7.95	24.24	32.34	161,564	1.36	1.36	1.46	55
02-29-20	8.89	0.19	(0.74)	(0.55)	0.28	—	0.45	0.73	—	7.61	6.69	(6.03)	(12.67)	144,923	1.39	1.39	2.29	103
02-28-19	9.87	0.20	(0.44)	(0.24)	0.17	—	0.57	0.74	—	8.89	8.41	(1.39)	(2.23)	169,189	1.47	1.47	2.21	53
02-28-18	9.24	0.18	1.19	1.37	0.18	—	0.56	0.74	—	9.87	9.42	15.77	22.67	187,770	1.44	1.44	1.82	41
02-28-17	7.81	0.18	2.13	2.31	0.19	—	0.69	0.88	—	9.24	8.32	32.30	38.66	175,716	1.43	1.43	2.06	39
02-29-16	11.57	0.20	(2.92)	(2.72)	0.21	—	0.83	1.04	—	7.81	6.71	(23.98)(5)	(28.30)	152,682	1.47	1.47	1.99	30
02-28-15	12.50	0.30•	(0.08)	0.22	0.34	—	0.81	1.15	—	11.57	10.54	2.21	2.01	226,152	1.42	1.42	2.35	40
02-28-14	14.53	0.34•	(1.17)	(0.83)	0.29	—	1.00	1.29	0.09	12.50	11.41	(4.89)(a)	(16.62)	244,220	1.41	1.41	2.58	50
02-28-13	16.60	0.30•	(0.85)	(0.55)	0.31	—	1.21	1.52	—	14.53	15.13	(2.95)	5.58	282,611	1.44	1.44	2.03	66

(1)
Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)
Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)
Annualized for periods less than one year.

(4)
The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended February 29, 2016, total return would have been (24.08)%.

(a)
On April 23, 2013, NNIP Advisers B.V. made a payment of $1,730,621 to reimburse the Fund for the foregone investment opportunities attributable to available cash amounts not properly reported on their portfolio management reporting system. Excluding this payment by affiliate for the year ended February 28, 2014, total investment return at net asset value would have been (5.57)%.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f)OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third-party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors.
As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2022.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2022, the total value of open written OTC call options subject to Master Agreements in a liability position was $150,869. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. At August 31, 2022, the Fund pledged $350,000 in cash collateral for its open written OTC call options at period end. There were no credit events during the period ended August 31, 2022 that triggered any credit related contingent features.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities.
During the period ended August 31, 2022, the Fund had an average notional amount of $26,171,486 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2022.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2022, excluding short-term securities, were $47,032,475 and $49,190,216, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2022, there were no preferred shares outstanding.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.
NOTE 5 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)
with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.40% of average daily managed assets.
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of August 31, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
February 28 or 29,
2023	2024	2025	Total
$ —	$—	$4,597	$4,597
The Expense Limitation Agreement is contractual through March 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares repurchased	Net increase (decrease) in shares outstanding	Shares repurchased	Net increase (decrease)
Year or period ended	#	#	($)	($)
8/31/2022	(389,859)	(389,859)	(2,373,461)	(2,373,461)
2/28/2022	—	—	—	—
Share Repurchase Program
Effective April 1, 2022, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2023, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2021, the Fund could have purchased, over the period ended March 31, 2022, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.
For the period ended August 31, 2022, the Fund repurchased 389,859 shares, representing approximately 2.09% of the Fund’s outstanding shares for a net purchase price of $2,373,461 (including commissions of $9,747). Shares were repurchased at a weighted-average discount from NAV per share of 11.85% and a weighted-average price per share of $6.06.
For the year ended February 28, 2022 the Fund had no repurchases pursuant to the share repurchase agreement.
NOTE 8 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/
tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2022. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:
Tax Year Ended December 31, 2021		Tax Year Ended December 31, 2020
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$2,867,466	$10,840,822	$1,753,641	$8,527,575
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:
Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
	Amount	Character	Expiration
$17,493,310	$(8,222,912)	Short-term	None	$(3,430,896)	$(62,867,106)
	(68,706,608)	Long-term	None
$(76,929,520)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of August 31, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 10 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to August 31, 2022, the Fund made a distribution of:
Per Share Amount	Declaration Date	Payable Date	Record Date
$0.180	9/15/2022	10/17/2022	10/4/2022
Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.1%
	Brazil: 2.8%
84,306	BB Seguridade Participacoes SA	$460,876	0.4
76,158	Cia Siderurgica Nacional S.A.	202,604	0.2
23,805	JBS SA	135,397	0.1
47,713	Natura & Co. Holding SA	133,076	0.1
96,364	Raia Drogasil SA	405,654	0.3
29,579	Rumo SA	114,850	0.1
217,244	TIM SA/Brazil	497,343	0.4
11,100	Totvs S.A.	60,638	0.1
106,076	Vale SA	1,325,542	1.1
		3,335,980	2.8
	Chile: 0.5%
172,588	Cencosud SA	241,286	0.2
71,896	Empresas CMPC SA	136,372	0.1
70,402	Falabella SA	165,901	0.2
		543,559	0.5
	China: 31.9%
7,241	360 DigiTech, Inc. ADR	115,711	0.1
89,092	37 Interactive Entertainment Network Technology Group Co. Ltd.	261,494	0.2
1,316,000	Agricultural Bank of China Ltd. - H Shares	430,018	0.4
243,700 (1)	Alibaba Group Holding Ltd.	2,907,474	2.5
742,000	Aluminum Corp. of China Ltd. - H Shares	274,177	0.2
6,700	Anhui Gujing Distillery Co. Ltd. - B Shares	102,302	0.1
12,600	Anhui Yingjia Distillery Co. Ltd. - A Shares	97,571	0.1
33,800	Anta Sports Products Ltd.	407,034	0.3
42,700	AVIC Electromechanical Systems Co. Ltd. - A Shares	68,504	0.1
332,000	AviChina Industry & Technology Co. Ltd. - H Shares	161,596	0.1
8,850 (1)	Baidu, Inc.	157,978	0.1
2,812,000	Bank of China Ltd. - H Shares	981,299	0.8
118,000	Bank of Communications Co., Ltd. - H Shares	67,233	0.1
145,100	Bank of Jiangsu Co. Ltd. - A Shares	152,125	0.1
8,900	Beijing Easpring Material Technology Co. Ltd. - A Shares	100,736	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
46,000	Beijing Enterprises Holdings Ltd.	$136,824	0.1
840,000	Bosideng International Holdings Ltd.	471,653	0.4
148,000 (1)(2)	Brilliance China Automotive Holdings Ltd.	67,695	0.1
9,000	Byd Co., Ltd. - H Shares	277,338	0.2
2,247,000	China Cinda Asset Management Co. Ltd. - H Shares	308,564	0.3
385,000	China Coal Energy Co. - H Shares	342,368	0.3
874,000	China Communications Services Corp., Ltd. - H Shares	375,293	0.3
2,104,000	China Construction Bank - H Shares	1,300,658	1.1
1,414,000	China Everbright Bank Co. Ltd. - H Shares	433,480	0.4
274,500	China Hongqiao Group Ltd.	266,172	0.2
32,000	China Longyuan Power Group Corp. Ltd. - H Shares	51,685	0.0
170,000	China Medical System Holdings Ltd.	251,597	0.2
44,000	China Meidong Auto Holdings Ltd.	89,476	0.1
30,000	China Mengniu Dairy Co., Ltd.	135,848	0.1
121,000	China Merchants Bank Co., Ltd. - H Shares	618,808	0.5
181,322	China Merchants Port Holdings Co. Ltd.	272,213	0.2
426,000	China National Building Material Co., Ltd. - H Shares	402,259	0.3
296,000	China Oilfield Services Ltd. - H Shares	307,436	0.3
55,500	China Overseas Land & Investment Ltd.	149,155	0.1
698,000	China Petroleum & Chemical Corp. - H Shares	328,231	0.3
499,000	China Railway Group Ltd. - H Shares	285,674	0.2
74,000	China Resources Land Ltd.	302,974	0.3
16,324	China Resources Microelectronics Ltd. - A Shares	123,416	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
222,500	China Shenhua Energy Co., Ltd. - H Shares	$697,820	0.6
340,600	China State Construction Engineering Corp. Ltd. - A Shares	253,445	0.2
3,152,000 (3)	China Tower Corp. Ltd. - H Shares	393,048	0.3
442,000	China Traditional Chinese Medicine Holdings Co. Ltd.	190,605	0.2
98,520	Chongqing Changan Automobile Co. Ltd. - A Shares	206,473	0.2
212,500	CITIC Securities Co. Ltd. - H Shares	430,703	0.4
129,500	COSCO Shipping Holdings Co., Ltd. - H Shares	193,326	0.2
274,000	COSCO Shipping Ports, Ltd.	177,299	0.1
44,000	Country Garden Services Holdings Co. Ltd. - H Shares	86,467	0.1
599,360	CSPC Pharmaceutical Group Ltd.	608,005	0.5
73,300	Dong-E-E-Jiao Co. Ltd. - A Shares	362,771	0.3
370,000	Dongfeng Motor Group Co., Ltd. - H Shares	234,598	0.2
3,700	Ecovacs Robotics Co. Ltd. - A Shares	43,611	0.0
102,000	Far East Horizon Ltd.	77,271	0.1
6,600	G-bits Network Technology Xiamen Co. Ltd. - A Shares	272,018	0.2
137,500	Great Wall Motor Co. Ltd. - H Shares	206,296	0.2
2,945	H World Group Ltd ADR	110,820	0.1
144,800	Haier Smart Home Co. Ltd. - H Shares	473,062	0.4
20,100 (3)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	199,007	0.2
95,400	Henan Shenhuo Coal & Power Co. Ltd. - A Shares	221,161	0.2
36,900	Huaibei Mining Holdings Co. Ltd. - A Shares	79,069	0.1
192,000 (1)	Huaneng Power International, Inc. - H Shares	98,125	0.1
107,800 (3)	Huatai Securities Co. Ltd. - H Shares	144,088	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
11,267	Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	$62,879	0.1
1,386,592	Industrial & Commercial Bank of China - H Shares	704,449	0.6
126,700	Industrial Bank Co. Ltd. - A Shares	313,147	0.3
4,600	Ingenic Semiconductor Co. Ltd. - A Shares	54,068	0.0
76,700 (1)	Inner Mongolia Yitai Coal Co. - A Shares	129,082	0.1
24,400	Jafron Biomedical Co. Ltd. - A Shares	165,705	0.1
36,452	JD.com, Inc. - Class A	1,153,894	1.0
8,900	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	59,511	0.1
46,000 (3)	Jiumaojiu International Holdings Ltd.	90,500	0.1
202,600	Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	320,021	0.3
10,086	JOYY, Inc. ADR	305,808	0.3
114,500	Kingboard Holdings Ltd.	361,557	0.3
131,000	Kingsoft Corp. Ltd.	398,146	0.3
336,000	Kunlun Energy Co. Ltd.	292,564	0.2
27,828	Kunlun Tech Co. Ltd. - A Shares	58,895	0.0
1,000	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	278,530	0.2
550,000	Lenovo Group Ltd.	452,987	0.4
66,000	Li Ning Co. Ltd.	601,149	0.5
57,900 (1)(3)	Meituan Class B	1,390,597	1.2
51,700	NetEase, Inc.	923,228	0.8
30,400 (3)	Nongfu Spring Co. Ltd. - H Shares	180,754	0.2
3,000	Orient Overseas International Ltd.	83,625	0.1
1,008,000	PetroChina Co., Ltd. - H Shares	468,738	0.4
51,250 (3)	Pharmaron Beijing Co. Ltd. - H Shares	339,003	0.3
428,000	PICC Property & Casualty Co., Ltd. - H Shares	462,938	0.4
27,200	Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	51,686	0.0
209,000 (3)	Postal Savings Bank of China Co. Ltd. - H Shares	124,767	0.1
2,150	SG Micro Corp. - A Shares	49,632	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
27,600	Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	$71,790	0.1
62,000	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	84,107	0.1
43,050 (1)	Shanghai Baosight Software Co., Ltd. - Class B	130,382	0.1
15,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	49,864	0.0
5,700	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	241,811	0.2
2,000	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	86,251	0.1
4,500	Shenzhou International Group Holdings Ltd.	47,031	0.0
38,200	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	118,662	0.1
20,000	Silergy Corp.	342,870	0.3
97,700	Tencent Holdings Ltd.	4,038,017	3.4
36,000	Tingyi Cayman Islands Holding Corp.	63,926	0.1
294,000 (3)	Topsports International Holdings Ltd. - H Shares	232,053	0.2
32,000	Tsingtao Brewery Co., Ltd. - H Shares	310,751	0.3
215,000	Uni-President China Holdings Ltd.	185,104	0.2
23,800 (3)	WuXi AppTec Co. Ltd. - H Shares	268,678	0.2
101,000	Xtep International Holdings Ltd.	140,156	0.1
200,000 (3)	Yadea Group Holdings Ltd.	381,480	0.3
161,800	Yuexiu Property Co. Ltd.	202,375	0.2
43,300	Yunnan Aluminium Co. Ltd. - A Shares	62,981	0.1
24,400	Yunnan Tin Co. Ltd. - A Shares	48,887	0.0
194,000	Zhejiang Expressway Co., Ltd. - H Shares	147,810	0.1
9,871	Zhejiang Orient Gene Biotech Co. Ltd. - A Shares	126,835	0.1
323,000	Zhejiang Semir Garment Co. Ltd. - A Shares	242,702	0.2
156,000	Zijin Mining Group Co., Ltd. - H Shares	176,276	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
171,200	ZTE Corp. - H Shares	$361,456	0.3
7,094	ZTO Express Cayman, Inc. ADR	184,799	0.2
		37,568,071	31.9
	Czech Republic: 0.4%
19,269	Komercni Banka AS	451,300	0.4

	Egypt: 0.4%
179,332	Commercial International Bank Egypt SAE	355,172	0.3
219,067	Eastern Co. SAE	110,985	0.1
		466,157	0.4
	Greece: 0.7%
7,619	Hellenic Telecommunications Organization SA	121,210	0.1
21,243	Jumbo SA	303,686	0.3
26,574	OPAP S.A.	350,032	0.3
		774,928	0.7
	Hungary: 0.1%
5,838	OTP Bank Nyrt	124,157	0.1

	India: 13.9%
104,366	Axis Bank Ltd.	972,638	0.8
201,277	Bharat Electronics Ltd.	769,076	0.6
23,682	Bharat Forge Ltd.	218,009	0.2
7,138	Bharti Airtel Ltd.	64,659	0.1
20,760	Cholamandalam Investment and Finance Co. Ltd.	203,388	0.2
28,296	Cipla Ltd.	366,669	0.3
163,018	GAIL India Ltd.	276,907	0.2
37,069	Grasim Industries Ltd.	772,571	0.7
22,334	HCL Technologies Ltd.	259,786	0.2
54,158	Hindalco Industries Ltd.	293,731	0.2
151,032	ICICI Bank Ltd.	1,656,119	1.4
96,140	Infosys Ltd.	1,771,966	1.5
146,318	ITC Ltd.	584,728	0.5
9,195	Jubilant Foodworks Ltd.	70,040	0.1
36,393	Larsen & Toubro Ltd.	868,601	0.7
77,028	Mahindra & Mahindra Ltd.	1,250,213	1.1
13,946	Mphasis Ltd.	366,884	0.3
380,916	NTPC Ltd.	780,824	0.7
321,184	Oil & Natural Gas Corp., Ltd.	556,006	0.5
305	Page Industries Ltd.	194,321	0.2
84,581	Power Grid Corp. of India Ltd.	242,162	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
11,746	Reliance Industries Ltd.	$384,800	0.3
21,546	Shriram Transport Finance Co. Ltd.	361,635	0.3
79,851	State Bank of India	525,737	0.4
62,518	Sun Pharmaceutical Industries Ltd.	697,714	0.6
12,677	Tata Consultancy Services Ltd.	505,579	0.4
857	Tata Elxsi Ltd.	95,593	0.1
58,878	Tech Mahindra Ltd.	784,463	0.7
900	Ultratech Cement Ltd.	74,821	0.1
16,617	UPL Ltd.	159,159	0.1
74,814	Vedanta Ltd.	250,733	0.2
		16,379,532	13.9
	Indonesia: 1.8%
1,242,700	Adaro Energy Indonesia Tbk PT	296,256	0.3
423,100	Aneka Tambang Tbk	56,575	0.0
1,135,100	Astra International Tbk PT	532,611	0.5
128,000	Indah Kiat Pulp & Paper Tbk PT	71,699	0.1
2,426,600	Kalbe Farma Tbk PT	274,397	0.2
1,997,300	Sumber Alfaria Trijaya Tbk PT	293,128	0.2
243,200	United Tractors Tbk PT	553,783	0.5
		2,078,449	1.8
	Malaysia: 1.2%
40,000	HAP Seng Consolidated Bhd	62,116	0.1
76,700	Hong Leong Bank BHD	357,003	0.3
25,200	Hong Leong Financial Group Bhd	108,932	0.1
217,100	Malayan Banking BHD	434,308	0.4
139,200	Petronas Chemicals Group Bhd	273,037	0.2
99,400	RHB Bank Bhd	127,012	0.1
		1,362,408	1.2
	Mexico: 2.4%
398,204	Alfa SA de CV	251,614	0.2
99,478	Arca Continental SAB de CV	673,309	0.6
14,308	Coca-Cola Femsa SAB de CV - Unit	87,347	0.1
492,973	Fibra Uno Administracion SA de CV	513,858	0.4
93,577	Fomento Economico Mexicano SAB de CV - Unit	585,712	0.5
124,430	Grupo Bimbo SAB de CV	419,183	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
57,333	Grupo Financiero Banorte	$338,651	0.3
		2,869,674	2.4
	Peru: 0.1%
1,076	Credicorp Ltd.	138,686	0.1

	Philippines: 0.9%
29,520	GT Capital Holdings, Inc.	252,836	0.2
151,640	International Container Terminal Services, Inc.	488,381	0.4
361,190	Metropolitan Bank & Trust Co.	337,579	0.3
		1,078,796	0.9
	Poland: 0.5%
26,140	Bank Polska Kasa Opieki SA	361,623	0.3
50,743	Powszechna Kasa Oszczednosci Bank Polski SA	253,134	0.2
		614,757	0.5
	Qatar: 1.7%
319,909	Commercial Bank PQSC	642,457	0.6
107,002	Mesaieed Petrochemical Holding Co.	76,289	0.1
362,232	Qatar Gas Transport Co. Ltd.	397,200	0.3
122,397	Qatar Islamic Bank SAQ	859,395	0.7
		1,975,341	1.7
	Romania: 0.3%
59,547	NEPI Rockcastle S.A.	317,299	0.3

	Russia: —%
354,185 (2)	Alrosa PJSC	—	—
10,144,776 (2)	Inter RAO UES PJSC	—	—
15,442 (2)	Lukoil PJSC	—	—
9,459 (2)	Magnit OJSC	—	—
116,758 (2)	Mobile Telesystems OJSC	—	—
4,585 (2)	Severstal PAO	—	—
130,134 (2)	Surgutneftegas PJSC	—	—
125,422 (2)	Tatneft PJSC	—	—
13,603 (2)	X5 Retail Group N.V. - FIVEL GDR	—	—
		—	—
	Saudi Arabia: 3.1%
20,837	Al Rajhi Bank	498,833	0.4
1,644	Elm Co.	150,054	0.1
68,000	Etihad Etisalat Co.	661,404	0.6
4,171	SABIC Agri-Nutrients Co.	192,550	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
14,581	Sahara International Petrochemical Co.	$184,168	0.1
91,519	Saudi Electricity Co.	612,616	0.5
23,619	Saudi National Bank	437,988	0.4
82,383	Saudi Telecom Co.	914,653	0.8
		3,652,266	3.1
	Singapore: 0.1%
18,700 (3)	BOC Aviation Ltd.	149,684	0.1

	South Africa: 2.7%
5,767	Absa Group Ltd.	59,730	0.0
10,343	African Rainbow Minerals Ltd.	142,675	0.1
10,818	Bid Corp. Ltd.	205,292	0.2
32,446	Exxaro Resources Ltd.	413,370	0.4
6,590	Gold Fields Ltd.	53,223	0.0
501,954	Growthpoint Properties Ltd.	373,343	0.3
37,724	Harmony Gold Mining Co., Ltd.	96,068	0.1
40,614	Impala Platinum Holdings Ltd.	425,568	0.4
24,370	MultiChoice Group	164,485	0.1
1,058	Naspers Ltd.	149,185	0.1
29,279	Reinet Investments SCA	480,549	0.4
13,651 (1)	Sasol Ltd.	262,545	0.2
140,660	Sibanye Stillwater Ltd.	314,237	0.3
28,748	Woolworths Holdings Ltd./South Africa	93,987	0.1
		3,234,257	2.7
	South Korea: 9.3%
2,899	BGF retail Co. Ltd.	347,238	0.3
20,721	Cheil Worldwide, Inc.	337,825	0.3
449	CJ CheilJedang Corp.	136,199	0.1
6,214	CJ Corp.	361,546	0.3
7,844	DB Insurance Co. Ltd.	349,323	0.3
2,609	E-Mart, Inc.	189,409	0.2
581	F&F Co. Ltd. / New	61,304	0.1
11,338	GS Engineering & Construction Corp.	253,613	0.2
8,368	GS Holdings Corp.	287,290	0.2
23,851	Hana Financial Group, Inc.	695,177	0.6
10,640	HMM Co. Ltd.	175,348	0.2
2,851	Hyundai Glovis Co., Ltd.	373,558	0.3
368	Hyundai Mobis Co. Ltd.	58,686	0.1
3,014	Hyundai Motor Co.	437,881	0.4
6,656	Hyundai Steel Co.	162,305	0.1
29,529	Industrial Bank Of Korea	210,256	0.2
19,272	KB Financial Group, Inc.	707,455	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
13,212	Kia Corp.	$791,899	0.7
268	LG Chem Ltd.	125,450	0.1
3,906	LG Electronics, Inc.	292,286	0.2
52,595	LG Uplus Corp.	450,423	0.4
4,103	Lotte Shopping Co. Ltd.	301,168	0.3
10,803	Pan Ocean Co. Ltd.	41,336	0.0
278	POSCO Holdings, Inc.	52,588	0.0
1,809	S-1 Corp.	78,547	0.1
5,314	Samsung Electro-Mechanics Co. Ltd.	550,193	0.5
1,158	Samsung Fire & Marine Insurance Co. Ltd.	168,297	0.1
1,738	Samsung SDI Co., Ltd.	768,373	0.7
6,808	Samsung Securities Co. Ltd.	171,392	0.1
19,381	Shinhan Financial Group Co., Ltd.	525,099	0.4
14,213	SK Hynix, Inc.	999,287	0.8
51,927	Woori Financial Group, Inc.	469,728	0.4
		10,930,479	9.3
	Taiwan: 12.7%
92,000	ASE Technology Holding Co. Ltd.	255,945	0.2
6,000	eMemory Technology, Inc.	268,346	0.2
174,000	Eva Airways Corp.	190,420	0.2
98,000	Evergreen Marine Corp. Taiwan Ltd.	280,840	0.2
23,000	Globalwafers Co. Ltd.	363,880	0.3
43,000	MediaTek, Inc.	930,380	0.8
40,000	Nan Ya Printed Circuit Board Corp.	348,969	0.3
283,000	Nanya Technology Corp.	491,512	0.4
14,000	Nien Made Enterprise Co. Ltd.	129,286	0.1
51,000	Novatek Microelectronics Corp., Ltd.	436,321	0.4
9,000	Parade Technologies Ltd.	251,943	0.2
23,000	President Chain Store Corp.	202,114	0.2
54,000	Realtek Semiconductor Corp.	606,782	0.5
240,000	Shanghai Commercial & Savings Bank Ltd./The	390,650	0.3
486,962	Taiwan Semiconductor Manufacturing Co., Ltd.	7,971,469	6.8
96,000	Unimicron Technology Corp.	470,374	0.4
553,000	United Microelectronics Corp.	735,748	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
147,000	Vanguard International Semiconductor Corp.	$355,376	0.3
415,000	Winbond Electronics Corp.	299,009	0.3
		14,979,364	12.7
	Thailand: 1.9%
462,200	Bangkok Commercial Asset Management PCL - Foreign	232,952	0.2
573,100	Bangkok Dusit Medical Services PCL - Foreign	459,312	0.4
71,500	Electricity Generating PCL - Foreign	358,506	0.3
118,300	Indorama Ventures PCL - Foreign	140,104	0.1
552,400	Land & Houses PCL - Foreign	134,761	0.1
135,400	PTT Exploration & Production PCL - Foreign	626,229	0.5
103,500	SCB X PCL	312,866	0.3
		2,264,730	1.9
	United Arab Emirates: 2.7%
192,252	Abu Dhabi Commercial Bank PJSC	474,267	0.4
202,584	Abu Dhabi Islamic Bank PJSC	487,322	0.4
205,456	Aldar Properties PJSC	269,070	0.2
310,139	Dubai Islamic Bank PJSC	493,264	0.4
543,249	Emaar Properties PJSC	923,232	0.8
157,488	Emirates NBD Bank PJSC	571,318	0.5
		3,218,473	2.7
	Total Common Stock (Cost $116,239,141)	108,508,347	92.1
EXCHANGE-TRADED FUNDS: 2.4%
70,250	iShares MSCI Emerging Markets ETF	2,769,958	2.4
	Total Exchange-Traded Funds (Cost $2,789,618)	2,769,958	2.4
PREFERRED STOCK: 4.6%
	Brazil: 2.4%
44,440	Centrais Eletricas Brasileiras SA	410,880	0.3
37,677	Cia Energetica de Minas Gerais	88,066	0.1
42,851	Gerdau SA	193,729	0.2
350,413	Itausa SA	617,655	0.5
237,515	Petroleo Brasileiro SA	1,517,568	1.3
		2,827,898	2.4
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: 2.2%
64,620	Samsung Electronics Co., Ltd.	$2,614,019	2.2
	Total Preferred Stock (Cost $4,946,965)	5,441,917	4.6
	Total Long-Term Investments (Cost $123,975,724)	116,720,222	99.1
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
837,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170% (Cost $837,000)	837,000	0.7
	Total Short-Term Investments
	(Cost $837,000)	837,000	0.7
	Total Investments in Securities (Cost $124,812,724)	$117,557,222	99.8
	Assets in Excess of Other Liabilities	238,924	0.2
	Net Assets	$117,796,146	100.0

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Rate shown is the 7-day yield as of August 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	20.9%
Financials	20.4
Consumer Discretionary	12.9
Communication Services	8.5
Materials	6.5
Industrials	6.2
Energy	6.0
Consumer Staples	5.4
Health Care	4.3
Utilities	2.8
Real Estate	2.8
Exchange-Traded Funds	2.4
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,335,980	$—	$—	$3,335,980
Chile	543,559	—	—	543,559
China	916,634	36,583,742	67,695	37,568,071
Czech Republic	—	451,300	—	451,300
Egypt	—	466,157	—	466,157
Greece	—	774,928	—	774,928
Hungary	—	124,157	—	124,157
India	—	16,379,532	—	16,379,532
Indonesia	—	2,078,449	—	2,078,449
Malaysia	62,116	1,300,292	—	1,362,408
Mexico	2,869,674	—	—	2,869,674
Peru	138,686	—	—	138,686
Philippines	—	1,078,796	—	1,078,796
Poland	—	614,757	—	614,757
Qatar	—	1,975,341	—	1,975,341
Romania	—	317,299	—	317,299
Russia	—	—	—	—
Saudi Arabia	—	3,652,266	—	3,652,266
Singapore	—	149,684	—	149,684
South Africa	1,460,331	1,773,926	—	3,234,257
South Korea	—	10,930,479	—	10,930,479
Taiwan	—	14,979,364	—	14,979,364
Thailand	—	2,264,730	—	2,264,730
United Arab Emirates	—	3,218,473	—	3,218,473
Total Common Stock	9,326,980	99,113,672	67,695	108,508,347
Exchange-Traded Funds	2,769,958	—	—	2,769,958
Preferred Stock	2,827,898	2,614,019	—	5,441,917
Short-Term Investments	837,000	—	—	837,000
Total Investments, at fair value	$15,761,836	$101,727,691	$67,695	$117,557,222
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(150,869)	$—	$(150,869)
Total Liabilities	$—	$(150,869)	$—	$(150,869)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

At August 31, 2022, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	JPMorgan Chase Bank N.A.	Call	09/02/22	USD 39.960	297,798	USD 11,742,175	$307,030	$(15,271)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	09/16/22	USD 39.900	300,752	USD 11,858,651	238,255	(135,598)
							$545,285	$(150,869)
Currency Abbreviations
USD − United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$150,869
Total Liability Derivatives		$150,869
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$3,445,307
Total	$3,445,307
Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(179,134)
Total	$(179,134)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2022:
	BNP Paribas	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$135,598	$15,271	$150,869
Total Liabilities	$135,598	$15,271	$150,869
Net OTC derivative instruments by counterparty, at fair value	$(135,598)	$(15,271)	$(150,869)
Total collateral pledged by the Fund/(Received from counterparty)	$135,598	$—	$135,598
Net Exposure(1)(2)	$—	$(15,271)	$(15,271)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At August 31, 2022, the Fund had pledged $350,000 to BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2022 (Unaudited) (continued)

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $125,304,933.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,771,227
Gross Unrealized Depreciation	(20,472,646)
Net Unrealized Depreciation	$(7,701,419)
See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
At this meeting, a proposal was submitted to elect three members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class II Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Emerging Markets High Dividend Equity Fund was held virtually on July 19, 2022.
		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class II Trustees	Voya Emerging Markets High Dividend Equity Fund
	John V. Boyer	1*	13,225,083.26	2,982,044.00	0.000	0.000	16,207,127.26
	Patricia W. Chadwick	1*	13,218,018.26	2,989,109.00	0.000	0.000	16,207,127.26
	Sheryl K. Pressler	1*	13,216,951.26	2,990,176.00	0.000	0.000	16,207,127.26

*
Proposal Passed

After the July 19, 2022 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, Martin J. Gavin, Joseph E. Obermeyer, Christopher P. Sullivan and Dina Santoro.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes since August 31, 2022. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.
If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.
The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.
If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the

ADDITIONAL INFORMATION (Unaudited) (continued)

close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.
KEY FINANCIAL DATES — CALENDAR 2022 DISTRIBUTIONS:
Declaration Date	Ex Date	Record Date	Payable Date
15-Mar-22	1-Apr-22	4-Apr-22	18-Apr-22
15-Jun-22	1-Jul-22	5-Jul-22	15-Jul-22
15-Sep-22	3-Oct-22	4-Oct-22	17-Oct-22
15-Dec-22	29-Dec-22	30-Dec-22	17-Jan-23
Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.
Stock Data
The Fund’s common shares are traded on the NYSE (Symbol: IHD).
Repurchase of Securities by Closed-End Companies
In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.
Number of Shareholders
The number of record holders of common stock as of August 31, 2022 was 8, which does not include approximately 5,715 beneficial owners of shares held in the name of brokers of other nominees.
Certifications
In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 12, 2022 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
Computershare, Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310-1900
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163320         (0822-102022)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2022	49,517	$6.50	49,517	1,391,595
April 1-30, 2022	67,961	$6.32	67,951	1,323,634
May 1-31, 2022	142,013	$5.95	142,013	1,181,621
June 1-30, 2022	70,458	$6.02	70,458	1,111,163
July 1-31, 2022	19,060	$5.64	19,060	1,092,103
Aug 1-31, 2022	40,850	$5.67	40,850	1,051,253
Total	389,859		389,859

* The Registrant’s repurchase program, which authorized the repurchase of 1,953,981 shares, was announced on April 1, 2022, with an expiration date of March 31, 2023. Any repurchases made by the registrant pursuant to the program were made through open market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2022